Note 8 - Cash, Cash balances at central banks and other demand deposits (Tables)	6 Months Ended
Jun. 30, 2020
Cash, Cash balances at central banks and other demand deposits
Cash, Cash balances at central banks and other demand deposit
Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2020	December 2019
Cash on hand	5,669	7,060
Cash balances at central banks (*)	54,442	31,755
Other demand deposits	5,766	5,488
Total	65,877	44,303